Subsequent events - Additional information (Details) - shares shares in Thousands	Aug. 11, 2017	Jun. 30, 2017	Dec. 31, 2016
Class Of Warrant Or Right Outstanding		1,383	1,383
Subsequent Event [Member]
Number Of Common Shares Registered	8,243